Mineral Rights (Tables)	12 Months Ended
Dec. 31, 2020
Extractive Industries [Abstract]
Schedule of Mineral Rights
	Platosa	Beschefer	Silver City	Kilgore	Oakley
	(Mexico)	(Canada) (1)	(Germany) (2)	(Idaho) (3)	(Idaho) (4)	Total
	$	$	$	$	$	$
At January 1, 2019
Cost	3,621	1,466	-	-	-	5,087
Accumulated amortization	(2,460)	-	-	-	-	(2,460)
	1,161	1,466	-	-	-	2,627

Year ended December 31, 2019
Opening net book value	1,161	1,466	-	-	-	2,627
Additions	-	-	245	-	-	245
Disposals	-	(104)	-	-	-	(104)
Depletion and amortization	(210)	-	-	-	-	(210)
Exchange differences	52	66	-	-	-	118
Closing net book value	1,003	1,428	245	-	-	2,676

At December 31, 2019
Cost	3,785	1,428	245	-	-	5,458
Accumulated amortization	(2,782)	-	-	-	-	(2,782)
	1,003	1,428	245	-	-	2,676

Year ended December 31, 2020
Opening net book value	1,003	1,428	245	-	-	2,676
Acquisitions	-	-	317	13,711	5,332	19,360
Additions	-	-	-	45	32	77
Disposals	-	(1,348)	-	-	-	(1,348)
Depletion and amortization	(178)	-	-	-	-	(178)
Exchange differences	(21)	(80)	26	-	-	(76)
Closing net book value	804	-	587	13,756	5,364	20,511

At December 31, 2020
Cost	3,721	-	587	13,756	5,364	23,428
Accumulated amortization	(2,917)	-	-	-	-	(2,917)
	804	-	587	13,756	5,364	20,511

(1)	On March 17, 2020, the Company entered into an agreement with Wallbridge (Note 6) in respect of the Beschefer Option Agreement, whereby the amended Option payments were deemed fully satisfied through the issuance of a total of 3,500,000 Wallbridge Shares and 500,000 warrants to purchase Wallbridge Shares at $1.00 for a period of five years from the date of issuance (collectively, the “Wallbridge Consideration”). In accordance with the Company’s farm-out accounting policy, the initial fair value of the Wallbridge Consideration was credited to the Beschefer Mineral Rights and the loss on disposal ($188) was recorded in the consolidated statement of comprehensive income (loss) for the twelve months ended December 31, 2020.

(2)	On September 24, 2019 the Company signed an option agreement (the “Globex Agreement”) with Globex Mining Enterprises Inc. (“Globex”) to acquire a 100% interest in the Braunsdorf exploration license for the Silver City Project in Saxony, Germany, pursuant to which the Company agreed to pay total aggregate consideration of C$500 in cash and issue common shares valued at C$1,600 over a period of three years. Upon completion of the payments and common share issuances the Company will grant Globex a gross metals royalty of 3% for precious metals and 2.5% for other metals, both of which may be reduced by 1% upon a payment of $1,500. Additional one-time payments of C$300 and C$700 will be made by the Company following any future announcement of a maiden resource on the property and upon achievement of commercial production from the project, respectively. The first issuance of 45,367 common shares (valued at C$225) and the first cash payment (C$100) were made on the effective date of the Globex Agreement and recorded as an addition to mineral rights ($245). On September 21, 2020, the second issuance of 65,657 common shares (valued at C$325) and the second cash payment (C$100) were made and recorded as an addition to mineral rights ($317).

(3)	On April 22, 2020, the Company acquired the Kilgore Gold Project as part of the Otis acquisition (Note 5). The Company has a 100% interest in the Kilgore Gold property located in Clark County, Idaho, which consisted of 614 federal lode mining claims unencumbered by any underlying royalties. In Q4 2020, the Company staked 175 new claims expanding the Kilgore property by 28%.

(4)	On April 22, 2020, the Company acquired the Oakley Project as part of the Otis acquisition (Note 5). The Oakley Project includes Blue Hill Creek, Matrix Creek, Cold Creek and other properties in Idaho, USA: